CONVERTIBLE NOTES (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended		12 Months Ended
	Feb. 10, 2022	Feb. 04, 2022	Jan. 02, 2022	Jul. 02, 2021	Jan. 02, 2021	Feb. 28, 2022	Jun. 30, 2017	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Disclosure of detailed information about borrowings [line items]
Shares issued to repay convertible debt								11,793,509
Transaction costs								$ 126	$ 318	$ 40
Payments for interest on convertible notes								826	$ 1,374	$ 0
Convertible Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 20,000	19,990
Convertible notes interest rate							6 7/8%
Shares issued to repay convertible debt		11,793,509
Equity issuance, price per share	$ 1.695	$ 1.695
Convertible notes purchased	$ 8,000	$ 11,990
Convertible note derivatives							$ 5,380
Transaction costs							1,050
Value attributed to debt portion of convertible notes							$ 13,570
Gain on settlement of the convertible notes								$ 144
Payments for interest on convertible notes			$ 687	$ 687	$ 687	$ 139